BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
BORROWINGS
Schedule of borrowings

	As of December 31,
	2023	2024
	US$	US$
Current
Short-term borrowings:
Bank loans	4,235,673	4,868,956
Current portion of long-term borrowings	4,161,549	12,923,599
Total current borrowings	8,397,222	17,792,555
Non-Current
Long-term borrowings:
Bank loans	13,540,034	417,339
Total non-current borrowings	13,540,034	417,339
Total borrowings	21,937,256	18,209,894

Schedule of future maturities of short-term borrowings and long-term borrowings

As of December 31,
2024
US$
2025	17,792,555
2026	417,339
18,209,894